Operating leases (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Leases, Operating [Abstract]
Rent expense	$ 7	$ 9	$ 19	$ 17
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2019	11
2020	9
2021	9
2022	5
2023	3
2024 and thereafter	1
Total	$ 38